Vanguard Florida Long-Term Tax-Exempt Fund

Supplement to the Prospectus and Summary Prospectus Dated July 22, 2011

Important Change to Vanguard Florida Long-Term Tax-Exempt Fund

Vanguard Florida Long-Term Tax-Exempt Fund has been renamed Vanguard Florida Focused Long-Term Tax-Exempt Fund. The Fund’s investment objective, strategies, and policies remain unchanged.

Prospectus and Summary Prospectus Text Changes

All references to Vanguard Florida Long-Term Tax-Exempt Fund are replaced with Vanguard Florida Focused Long-Term Tax-Exempt Fund.

© 2011 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor. PS 018 102011

Vanguard Florida Tax-Free Funds

Supplement to the Statement of Additional Information Dated July 22, 2011

Important Change to Vanguard Florida Long-Term Tax-Exempt Fund

Vanguard Florida Long-Term Tax-Exempt Fund has been renamed Vanguard Florida Focused Long-Term Tax-Exempt Fund. The Fund’s investment objective, strategies, and policies remain unchanged. All references to Vanguard Florida Long-Term Tax-Exempt Fund are replaced with Vanguard Florida Focused Long-Term Tax-Exempt Fund.

© 2011 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor. SAI 75A 102011